Stockbased Compensation, Restricted Units Disclosures (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unvested Restricted Shares/Units [Roll Forward]
Unvested Restricted Shares/Units, Beginning Balance	1,784,000	1,671,000	795,000
Granted	572,000	704,000	1,475,000
Vested	(504,000)	(499,000)	(436,000)
Forfeited	(104,000)	(92,000)	(163,000)
Unvested Restricted Shares/Units, Ending Balance	1,748,000	1,784,000	1,671,000
Restricted Shares/Units, Additional Disclosures [Abstract]
Unvested Restricted Shares/Units, Weighted Average Grant Date Fair Value, Beginning Balance (in dollars per share)	$ 45.05	$ 41.99	$ 47.80
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	$ 54.96	$ 49.43	$ 39.76
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	$ 42.14	$ 42.00	$ 46.34
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)	$ 48.03	$ 39.56	$ 43.59
Unvested Restricted Shares/Units, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 48.96	$ 45.05	$ 41.99
Number Of Unvested Restricted Units For Which Vesting Is Contingent On Achievement Of Performance Or Market Conditions	488,500
Fair Value of Shares/Units Vested	$ 21.2	$ 21.0	$ 20.2